Basis of Preparation - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Basis of Preparation [Line Items]
Property plant and equipment	$ 1,843,404	$ 497,944
Revenue	842,507	281,697
Depreciation	131,632	$ 38,645
Effect Of Reclassification Of Pre Commercial Production On Property Plant And Equipment [Member] | Major Asset Reclassification [Member]
Basis of Preparation [Line Items]
Property plant and equipment	1,600
Revenue	2,900
Production costs	1,000
Depreciation	$ 300